Consolidated Balance Sheets (Parenthetical) - USD ($)	Feb. 01, 2025	Dec. 31, 2024	Feb. 01, 2024	Dec. 31, 2023
Consolidated Balance Sheets
Time deposits,		$ 250,000		$ 250,000
Shareholder's Equity
Preferred stock, shares authorized		1,000,000		1,000,000
Preferred stock, shares issued		15		15
Preferred stock, shares outstanding		15		15
Preferred stock, liquidation value		$ 100,000		$ 100,000
Common stock par value (in dollars per share)		$ 2.50		$ 2.50
Common stock, shares authorized (in shares)		15,000,000		15,000,000
Common stock, shares issued (in shares)	21,187	5,809,035	20,774	5,724,151
Treasury stock (in shares)		210,101		210,101